N-2	May 22, 2023
Cover [Abstract]
Entity Central Index Key	0000907242
Amendment Flag	false
Securities Act File Number	0-22088
Document Type	8-K
Entity Registrant Name	MONARCH CASINO & RESORT INC
Entity Address, Address Line One	3800 South Virginia Street
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	775
Local Phone Number	335-4600
Entity Emerging Growth Company	false